Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	$ 11,054,230	$ 3,532,233
Research and development expenses	978,685	66,407
Provision for warranty	6,542	(3,054)
Provision for vacation and convalescence	30,453	9,211
Other Adjustments		181,565
Share-based compensation expenses	75,357	14,733
Issuance cost	1,193,836	(605,905)
Total deferred tax assets	13,339,103	3,195,190
Less - valuation allowance	(13,339,103)	(3,195,190)
Net deferred tax assets